PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

8. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consist of the following:

	December 31,
	2014	2015
Cost
Buildings and plant	$233,230,935	$313,290,516
Machinery and equipment	351,409,724	389,373,554
Furniture, fixtures and equipment	18,469,913	22,418,768
Motor vehicles	257,408	293,331
Less: Accumulated depreciation	(169,264,463)	(188,680,279)
Property, plant and equipment, net	$434,103,517	$536,695,889
Construction in process	124,902,602	7,630,236
Total	$559,006,119	$544,326,125

Depreciation expense was $52,250,595, $28,007,943 and $31,361,026 for the years ended December 31, 2013, 2014 and 2015, respectively.

The Company recognized impairments for long-lived assets of $158,424,827, $nil and $1,622,588 during the years ended December 31, 2013, 2014 and 2015, respectively.